Effects of changes in currency exchange rate (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of components of current assets in foreign exchange

CURRENT ASSETS	As of December 31, 2023	As of December 31, 2022
	ThCh$	ThCh$
Current assets
Cash and cash equivalents	618,154,016	597,081,675
CLP	90,360,822	48,180,152
USD	499,873,696	522,994,678
Euros	1,516,762	555,639
ARS	19,758,284	19,317,028
UYU	2,635,618	1,170,848
PYG	2,147,017	2,681,005
BOB	1,069,435	682,394
Others currencies	792,382	1,499,931
Others financial assets	7,440,650	45,657,992
CLP	467,851	571,051
UF	3,844,154	33,280,356
USD	442,366	2,204,333
Euros	3,553	13,999
PYG	2,656,724	9,474,224
Others currencies	26,002	114,029
Others non-financial assets	29,674,705	22,037,741
CLP	13,939,522	8,946,880
UF	1,362,467	1,046,688
USD	2,041,504	227,457
Euros	3,206,787	402,194
ARS	8,344,924	10,895,290
UYU	144,716	98,026
PYG	445,094	319,079
BOB	164,498	101,953
Others currencies	25,193	174
Trade and other current receivables	446,486,753	445,263,536
CLP	291,883,346	282,373,941
UF	54,212	46,599
USD	43,734,334	48,418,379
Euros	8,114,465	9,337,050
ARS	77,006,575	82,631,131
UYU	6,514,410	6,786,253
PYG	13,996,752	11,971,053
BOB	2,856,786	1,800,775
Others currencies	2,325,873	1,898,355
Accounts receivable from related parties	9,040,528	6,204,099
CLP	7,827,338	5,798,542
UF	–	74,663
USD	13,136	15,333
Euros	115,166	309,593
ARS	1,084,888	–
PYG	–	5,968
Inventories	425,728,432	480,799,534
CLP	376,468,075	388,604,763
ARS	30,448,514	74,033,863
UYU	3,734,911	3,094,200
PYG	11,498,310	11,394,845
BOB	3,156,669	3,240,916
Others currencies	421,953	430,947
Biological assets	14,764,284	16,180,293
CLP	13,191,601	13,592,851
ARS	1,572,683	2,587,442
Current tax assets	28,786,247	46,707,525
CLP	22,123,418	43,022,629
USD	23,022	25,895
ARS	6,151,570	3,318,140
UYU	383,149	340,861
PYG	105,088	–
Non-current assets of disposal groups classified as held for sale	21,607,472	2,016,037
CLP	20,207,776	–
ARS	1,399,696	2,016,037
Total current assets	1,601,683,087	1,661,948,432

CLP	836,469,749	791,090,809
UF	5,260,833	34,448,306
USD	546,128,058	573,886,075
Euros	12,956,733	10,618,475
ARS	145,767,134	194,798,931
UYU	13,412,804	11,490,188
PYG	30,848,985	35,846,174
BOB	7,247,388	5,826,038
Others currencies	3,591,403	3,943,436
Total current assets by currencies	1,601,683,087	1,661,948,432

Schedule of components of noncurrent assets in foreign exchange

NON-CURRENT ASSETS	As of December 31, 2023	As of December 31, 2022
	ThCh$	ThCh$
Non-current assets
Others financial assets	29,981,745	37,054,245
UF	29,981,745	37,054,245
Trade and other non-current receivables	3,313,742	3,941,760
CLP	93,543	139,729
UF	2,207,319	2,112,696
USD	–	202,582
ARS	1,012,880	1,486,753
Others non-financial assets	12,311,027	12,613,444
CLP	7,502,550	4,284,734
USD	–	211,275
ARS	4,773,697	8,077,980
UYU	16,087	21,359
PYG	18,693	18,096
Accounts receivable from related parties	42,506	42,506
CLP	42,506	42,506
Investments accounted for using equity method	149,593,180	140,926,012
CLP	12,473,973	10,581,267
USD	863,171	813,896
ARS	9,694,302	23,691,159
Others currencies	126,561,734	105,839,690
Intangible assets other than goodwill	153,123,207	172,389,672
CLP	93,780,810	95,849,275
ARS	43,067,681	60,684,089
UYU	4,959,318	4,764,986
PYG	4,423,253	4,340,168
BOB	6,892,145	6,751,154
Goodwill	127,592,056	136,969,434
CLP	79,120,778	77,020,101
ARS	27,728,301	39,951,391
UYU	5,155,840	4,815,276
PYG	5,401,679	5,244,087
BOB	10,185,458	9,938,579
Property, plant and equipment (net)	1,273,987,695	1,356,846,302
CLP	990,106,233	981,724,263
ARS	219,700,188	313,564,279
UYU	14,989,123	13,783,515
PYG	22,799,672	22,161,082
BOB	26,379,198	25,613,163
Others currencies	13,281	–
Investment property	8,121,156	10,283,994
CLP	3,300,887	3,329,142
ARS	4,820,269	6,954,852
Right of use assets	35,745,221	34,865,971
CLP	2,365,647	3,022,298
UF	30,661,437	28,240,290
ARS	2,543,786	3,351,227
UYU	174,351	252,156
Deferred tax assets	28,451,658	27,197,207
CLP	24,961,135	25,155,733
USD	1,349,518	1,053,196
ARS	1,474,155	507,868
UYU	571,790	476,299
PYG	68,224	–
Others currencies	26,836	4,111
Total non-current assets	1,822,263,193	1,933,130,547

CLP	1,213,748,062	1,201,149,048
UF	62,850,501	67,407,231
USD	2,212,689	2,280,949
ARS	314,815,259	458,269,598
UYU	25,866,509	24,113,591
PYG	32,711,521	31,763,433
BOB	43,456,801	42,302,896
Others currencies	126,601,851	105,843,801
Total non-current assets by currencies	1,822,263,193	1,933,130,547

Schedule of components of current liabilities in foreign exchange

CURRENT LIABILITIES	As of December 31, 2023		As of December 31, 2022
	Until 90 days	More the 91 days until 1 year	Until 90 days	More the 91 days until 1 year
	ThCh$	ThCh$	ThCh$	ThCh$
Current liabilities
Others financial liabilities	58,731,009	48,420,591	51,065,280	134,813,971
CLP	2,367,748	17,037,708	30,799,638	115,566,518
UF	3,242,883	28,374,241	6,938,634	17,071,828
USD	52,714,405	362,118	13,162,172	356,489
Euros	212,407	49,840	52,421	45,392
ARS	54,804	–	9,622	2,999
BOB	113,368	2,596,684	101,069	1,770,745
Others currencies	25,394	–	1,724	–
Current lease liabilities	2,084,679	5,057,681	2,527,052	6,593,564
CLP	81,801	96,742	174,057	182,644
UF	1,693,771	4,228,695	1,872,690	4,729,420
USD	159,760	445,300	383,857	1,449,899
Euros	10,764	32,291	28,744	28,744
ARS	103,598	181,762	40,403	120,954
UYU	34,985	72,891	27,301	81,903
Trade and other current payables	432,447,718	2,526,445	489,246,013	2,069,264
CLP	272,728,937	1,700,735	264,506,307	1,695,576
USD	48,552,262	307,940	64,107,427	163,433
Euros	10,018,064	88,592	9,891,227	155,643
ARS	84,199,465	–	131,951,490	–
UYU	3,941,952	–	3,659,296	–
PYG	8,050,252	21,859	10,166,030	54,612
BOB	4,833,519	407,319	4,781,160	–
Others currencies	123,267	–	183,076	–
Accounts payable to related parties	55,140,630	–	34,282,408	–
CLP	7,638,951	–	8,580,251	–
USD	4,045,747	–	3,028,054	–
Euros	34,075,498	–	22,434,625	–
ARS	9,229,527	–	–	–
PYG	1,131	–	154,153	–
BOB	91,998	–	860	–
Others currencies	57,778	–	84,465	–
Other current provisions	256,669	2,244,058	253,757	2,402,383
CLP	233,330	2,244,058	189,277	2,402,383
ARS	17,059	–	64,480	–
PYG	6,280	–	–	–
Current tax liabilities	4,486,182	5,452,482	8,331,308	732,766
CLP	4,114,496	2,819,345	7,704,034	732,766
ARS	–	2,618,385	548	–
UYU	371,686	–	375,649	–
PYG	–	–	251,077	–
Others currencies	–	14,752	–	–
Provisions for employee benefits	22,293,579	16,419,714	28,000,315	15,183,960
CLP	14,279,763	16,419,714	15,193,525	15,183,960
ARS	6,569,427	–	11,460,733	–
UYU	649,101	–	520,823	–
PYG	560,016	–	548,759	–
BOB	235,272	–	276,475	–
Others non-financial liabilities	906	31,920,291	758,076	20,892,303
CLP	–	30,980,829	–	20,293,201
ARS	906	939,462	758,076	599,102
Total current liabilities	575,441,372	112,041,262	614,464,209	182,688,211

CLP	301,445,026	71,299,131	327,147,089	156,057,048
UF	4,936,654	32,602,936	8,811,324	21,801,248
USD	105,472,174	1,115,358	80,681,510	1,969,821
Euros	44,316,733	170,723	32,407,017	229,779
ARS	100,174,786	3,739,609	144,285,352	723,055
UYU	4,997,724	72,891	4,583,069	81,903
PYG	8,617,679	21,859	11,120,019	54,612
BOB	5,274,157	3,004,003	5,159,564	1,770,745
Others currencies	206,439	14,752	269,265	–
Total current liabilities by currency	575,441,372	112,041,262	614,464,209	182,688,211

Schedule of components of noncurrent liabilities in foreign exchange

NON-CURRENT LIABILITIES	As of December 31, 2023			As of December 31, 2022
	Over 1 year to 3 years	More than 3 year until 5 years	More than 5 years	Over 1 year to 3 years	More than 3 year until 5 years	More than 5 years
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Non-current liabilities
Others financial liabilities	130,645,698	172,465,574	931,134,835	82,300,140	176,446,792	916,959,767
CLP	14,665,317	153,022,502	–	13,219,467	66,973,453	–
UF	111,452,973	14,513,423	404,617,370	66,687,314	105,742,207	402,430,310
USD	–	–	520,409,088	–	–	506,983,975
BOB	4,527,408	4,929,649	6,108,377	2,393,359	3,731,132	7,545,482
Non-current lease liabilities	9,302,901	4,340,104	20,418,734	9,122,405	3,144,217	19,039,930
CLP	–	–	–	30,814	–	–
UF	8,168,512	3,925,739	19,363,752	7,855,470	2,921,501	18,164,271
USD	797,652	325,315	1,011,076	966,569	203,634	875,659
ARS	260,266	89,050	43,906	132,171	–	–
UYU	76,471	–	–	137,381	19,082	–
Trade and other non-current payables	88,596	–	–	17,079	3,866	–
CLP	79,135	–	–	–	–	–
UF	9,461	–	–	17,079	3,866	–
Accounts payable to related companies	536,083	–	–	–	–	–
CLP	536,083	–	–	–	–	–
Other non- current provisions	–	193,900	23,672	–	181,075	198,883
ARS	–	26,226	23,672	–	181,075	44,475
UYU	–	167,674	–	–	–	154,408
Deferred tax liabilities	31,622,865	10,650,020	44,084,010	32,506,320	13,742,576	66,450,932
CLP	28,922,360	8,077,467	28,562,262	22,270,362	6,918,604	29,173,594
ARS	2,692,555	2,567,253	12,338,003	10,228,262	6,818,841	34,184,711
UYU	–	–	946,054	–	–	912,841
PYG	7,950	5,300	478,042	7,696	5,131	462,787
BOB	–	–	1,759,649	–	–	1,716,999
Provisions for employee benefits	738,964	–	38,847,404	813,533	–	41,029,991
CLP	–	–	36,897,268	–	–	38,213,999
ARS	–	–	1,950,136	–	–	2,815,992
BOB	738,964	–	–	813,533	–	–
Others non-financial liabilities	996,926	996,926	1,993,853	–	–	–
CLP	996,926	996,926	1,993,853	–	–	–
Total non-current liabilities	173,932,033	188,646,524	1,036,502,508	124,759,477	193,518,526	1,043,679,503

CLP	45,199,821	162,096,895	67,453,383	35,520,643	73,892,057	67,387,593
UF	119,630,946	18,439,162	423,981,122	74,559,863	108,667,574	420,594,581
USD	797,652	325,315	521,420,164	966,569	203,634	507,859,634
ARS	2,952,821	2,682,529	14,355,717	10,360,433	6,999,916	37,045,178
UYU	76,471	167,674	946,054	137,381	19,082	1,067,249
PYG	7,950	5,300	478,042	7,696	5,131	462,787
BOB	5,266,372	4,929,649	7,868,026	3,206,892	3,731,132	9,262,481
Total non-current liabilities by currency	173,932,033	188,646,524	1,036,502,508	124,759,477	193,518,526	1,043,679,503